Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 360,975,000.00
Total Fee Amount	31,404.83
Total Offset Amount	0.00
Net Fee	$ 31,404.83
Offering Table N/A
Offset Table N/A	N/A